Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
	December 31, 2016	June 30, 2017
Balance Sheet
Due from related parties	$6,674	$20,315
Accrued liabilities	(1,082)	(831)
Due to related parties, current	(5,033)	(2,359)
Due to related parties, non-current	$(116,617)	$(194,321)
Advances for vessels under construction and related costs	-	428
Vessels, net	$-	$308

	Six-month period ended June 30,
Statement of Operations	2016	2017
Voyage expenses	$199	$337
General and administrative expenses	13,475	12,048
Commissions for assets acquired or sold	700	2,778
Interest and finance costs	818	$6,827